SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES (Details 5) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	37,028,749	3,028,459	4,477,075	2,875,632
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	13,720,747	1,568,533	2,438,316	1,700,706
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	342,323	342,323	342,323
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,318,333	615,000	608,333	358,333
Restricted Stock Units (employees/directors) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	159,583	191,400	186,900	163,067
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,648,268	0
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	311,203
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	18,181,818	0